Cash Flow Detail - Financing Activities, Debt (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	€ 1,787	€ 967	€ 1,746
Proceeds on loans, borrowings and promissory notes	1,760	1,707	839
Repayments of debentures and bonds, and other debts	(1,140)	(1,910)	(3,541)
Repayments of loans, borrowings and promissory notes	(1,123)	(1,465)	(3,077)
Lease principal payments (Note 20)	(2,143)	(2,114)	(1,996)
Financed spectrum licenses payments (Note 21)	(90)	(133)	(549)
Payments for investments in spectrum use licenses financed without explicit interest (Notes 2 and 21)	(120)	(112)	(108)
Other financed operational payments (Note 18)	(12)	0	(41)
Financed operating payments and investments in property, plant and equipment and intangible assets payments	(222)	(245)	(698)
Telefónica Brazil
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	0	0	199
Bilateral loans of Telefonica S.A.
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	390	275	150
Repayments of loans, borrowings and promissory notes	0	0	(117)
Syndicated bilateral loan of Telxius Telecom, S.A.
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	0	100	100
Repayments of loans, borrowings and promissory notes	0	0	(70)
Syndicated provision of Bluevia Fibra S.L.U.
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	75	10	245
Debt hedging derivatives
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	385	20	89
Repayments of loans, borrowings and promissory notes	(20)	33	(715)
New Promissory Note Debt
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	478	504	7
Others
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	432	798	49
Repayments of loans, borrowings and promissory notes	(1,103)	(1,498)	(2,175)
Telefonica Emisiones EMTN Bond
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	1,750	850	1,100
Telefónica Móviles Chile, S.A. Wireless communications services operator
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	37	114	0
Telefónica Brazil
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	0	0	628
Others
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	€ 0	€ 3	€ 18